UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  February 13, 2009
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: 1,452,191


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMB Property Corp.		COM		00163T109     61829 2639984 SH		Sole		  1103135		1536849
							       1782   76070 SH		Defined	1	    76070		0
Alexander's Inc			COM		014752109	258    1015 SH		Sole		     1015		0
								575    2255 SH		Defined	1	     2255		0
Alexandria Real Estate Equitie	COM		015271109     29710  492383 SH		Sole		   209496		282887
							       1280   21210 SH		Defined	1	    21210		0
AvalonBay Communities, Inc.	COM		053484101     77787 1284041 SH		Sole		   540598		743443
							       2587   42697 SH		Defined	1	    42697		0
BRE Properties, Inc.		COM	   	05564E106     51139 1827696 SH		Sole		   759898		1067798
							       1808   64610 SH		Defined	1	    64610		0
Biomed Realty Trust		COM		09063H107     17675 1508116 SH		Sole		   640160		867956
							       1122   95700 SH		Defined	1	    95700		0
Boston Properties, Inc.		COM	        101121101     90757 1650128 SH		Sole		   687191		962937
							       3701   67300 SH		Defined	1	    67300		0
Brandywine Realty Trust		COM		105368203	181   23463 SH		Sole		    23463		0
							        411   53300 SH		Defined	1	    53300		0
Brookfield Properties Corp.	COM		112900105     28344 3666754 SH		Sole		  1458288		2208466
								498   64475 SH		Defined	1	    64475		0
CBL & Associates Properties, I	COM		124830100      	 78   12069 SH		Sole		    12069		0
								216   33200 SH		Defined	1	    33200		0
Corporate Office Properties	COM		22002T108     65578 2136104 SH		Sole		   887479		1248625
							       1390   45265 SH		Defined	1	    45265		0
DCT Industrial Trust		COM		233153105	151   29956 SH		Sole		    29956		0
								370   73100 SH		Defined	1	    73100		0
DiamondRock Hospitality		COM		252784301     13658 2693933 SH		Sole		  1096608		1597325
Douglas Emmett Inc.		COM		25960P109      1113   85302 SH		Sole		    83912		1390
								705   54000 SH		Defined	1	    54000		0
Eastgroup Properties		COM		277276101	306    8620 SH		Sole		     8620		0
								747   21000 SH		Defined	1	    21000		0
Equity Lifestyle Properties	COM		29472R108     27588  719187 SH		Sole		   306239		412948
								832   21700 SH		Defined	1	    21700		0
Equity One			COM		294752100	202   11415 SH		Sole		    11415		0
								458   25900 SH		Defined	1	    25900		0
Equity Residential		COM		29476L107     79376 2661857 SH		Sole		  1095031		1566826
							       4720  158270 SH		Defined	1	   158270		0
Essex Property Trust, Inc.	COM		297178105     68134  887746 SH		Sole		   372148		515598
							       2599   33860 SH		Defined	1	    33860		0
Federal Realty Investment Trus	COM		313747206     62023  999078 SH		Sole		   421105		577973
							       2911   46890 SH		Defined	1	    46890		0
General Growth Properties	COM		370021107      9874 7654121 SH		Sole		  3093135		4560986
HCP Inc.			COM		40414L109     19582  705137 SH		Sole		   326352		378785
							       1064   38300 SH		Defined	1	    38300		0
Healthcare Realty Com 		COM		421946104	253   10755 SH		Sole		    10755		0
								601   25600 SH		Defined	1	    25600		0
Highwoods Properties, Inc.	COM		431284108	320   11711 SH		Sole		    11711		0
								813   29700 SH		Defined	1	    29700		0
Host Hotels & Resorts, Inc.	COM		44107P104     26079 3445021 SH		Sole		  1383989		2061032
IShares DJ US Real Estate Inde	COM		464287739      1287   34545 SH		Sole		    27135		7410
Kilroy Realty			COM		49427F108     45045 1346234 SH		Sole		   555019		791215
							       1619   48390 SH		Defined	1	    48390		0
Liberty Property Trust		COM		531172104	399   17493 SH		Sole		    17493		0
								984   43090 SH		Defined	1	    43090		0
Mission West Properties		COM		605203108	  1	192 SH		Sole		      192		0
Nationwide Health Properties, 	COM		638620104     50011 1741332 SH		Sole		   761306		980026
							       3087  107500 SH		Defined	1	   107500		0
PS Business Pks Inc. CA Com	COM		69360J107	 88    1978 SH		Sole		     1978		0
								259    5800 SH		Defined	1	     5800		0
Post Properties, Inc.		COM		737464107     21828 1322917 SH		Sole		   519823		803094
								332   20100 SH		Defined	1	    20100		0
ProLogis			COM		743410102     38528 2773824 SH		Sole		  1166019		1607805
							       1178   84780 SH		Defined	1	    84780		0
Public Storage			COM		74460D109     60947  766632 SH		Sole		   330795		435837
							       3180   40000 SH		Defined	1	    40000		0
Regency Centers Corp		COM		758849103	885   18968 SH		Sole		    18968		0
							       2125   45500 SH		Defined	1	    45500		0
SL Green Realty Corp.		COM		78440X101     29979 1157505 SH		Sole		   489082		668423
								797   30790 SH		Defined	1	    30790		0
Saul Centers, Inc.		COM		804395101     31279  791875 SH		Sole		   325749		466126
							       1481   37500 SH		Defined	1	    37500		0
Simon Property Group, Inc.	COM		828806109    128492 2418454 SH		Sole		  1016746		1401708
							       5892  110890 SH		Defined	1	   110890		0
Starwood Hotels & Resorts Worl	COM		85590A401     49727 2778028 SH		Sole		  1154279		1623749
Taubman Centers, Inc.		COM		876664103     55648 2185698 SH		Sole		   941982		1243716
							       2843  111650 SH		Defined	1	   111650		0
The Macerich Company		COM		554382101     26116 1438094 SH		Sole		   605171		832923
							       1218   67050 SH		Defined	1	    67050		0
UDR, Inc.			COM		902653104	344   24934 SH		Sole		    24934		0
								834   60482 SH		Defined	1	    60482		0
Vornado Realty Trust		COM		929042109    116253 1926312 SH		Sole		   814518		1111794
							       5095   84430 SH		Defined	1	    84430		0
Washington Real Estate Investm	COM		939653101	365   12910 SH		Sole		    12910		0
								857   30300 SH		Defined	1	    30300		0


REPORT SUMMARY                       82DATA RECORD1452191                1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
